UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Prudential Jennison Mid-Cap Growth Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2019

Date of reporting period:	11/30/2018

Item 1. Schedule of Investments

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments
as of November 30, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 98.1%
Common Stocks
Aerospace & Defense 1.7%
BWX Technologies, Inc.	575,286	$ 26,014,433
Hexcel Corp.	767,798	47,350,103
		73,364,536
Air Freight & Logistics 0.5%
XPO Logistics, Inc.*	279,197	21,179,884
Auto Components 0.8%
Aptiv PLC	454,902	32,707,454
Banks 0.7%
SVB Financial Group*	127,775	32,558,348
Biotechnology 2.3%
Alexion Pharmaceuticals, Inc.*	399,482	49,196,208
BioMarin Pharmaceutical, Inc.*	525,219	50,436,781
		99,632,989
Capital Markets 4.2%
Affiliated Managers Group, Inc.	382,938	42,552,071
Lazard Ltd. (Class A Stock)	458,550	18,397,026
Moody’s Corp.(a)	332,350	52,866,914
TD Ameritrade Holding Corp.	1,223,082	65,814,042
		179,630,053
Chemicals 2.4%
Albemarle Corp.(a)	488,745	47,075,918
FMC Corp.	708,836	58,649,091
		105,725,009
Commercial Services & Supplies 1.9%
Cintas Corp.	260,459	48,804,808
Stericycle, Inc.*(a)	653,445	31,411,101
		80,215,909
Communications Equipment 1.5%
Palo Alto Networks, Inc.*	368,199	63,680,017

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Construction & Engineering 1.1%
Quanta Services, Inc.*	1,412,770	$ 49,588,227
Construction Materials 1.2%
Vulcan Materials Co.	473,071	50,008,335
Consumer Finance 1.5%
SLM Corp.*	6,352,295	65,238,070
Diversified Consumer Services 1.0%
Bright Horizons Family Solutions, Inc.*	357,859	43,544,283
Electrical Equipment 1.8%
AMETEK, Inc.	1,068,546	78,463,333
Electronic Equipment, Instruments & Components 3.2%
Amphenol Corp. (Class A Stock)	755,291	66,420,291
CDW Corp.	776,725	71,986,873
		138,407,164
Entertainment 1.0%
Take-Two Interactive Software, Inc.*	397,060	43,545,570
Equity Real Estate Investment Trusts (REITs) 3.5%
Equinix, Inc.	129,823	50,018,206
SBA Communications Corp.*	580,831	99,211,743
		149,229,949
Food Products 1.3%
Lamb Weston Holdings, Inc.	356,054	27,309,342
McCormick & Co., Inc.(a)	206,606	30,990,900
		58,300,242
Health Care Equipment & Supplies 4.5%
Edwards Lifesciences Corp.*(a)	487,828	79,033,014
Hill-Rom Holdings, Inc.	623,114	60,417,134
Teleflex, Inc.(a)	193,524	53,300,380
		192,750,528
Health Care Providers & Services 3.4%
Centene Corp.*	674,699	95,975,933

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Laboratory Corp. of America Holdings*	205,807	$ 29,973,731
Premier, Inc. (Class A Stock)*	523,191	20,749,755
		146,699,419
Hotels, Restaurants & Leisure 5.9%
Aramark	1,309,591	49,843,034
Dunkin’ Brands Group, Inc.	471,161	34,865,914
Hilton Worldwide Holdings, Inc.	926,369	69,977,914
Norwegian Cruise Line Holdings Ltd.*	956,926	49,109,442
Vail Resorts, Inc.	188,752	52,695,783
		256,492,087
Household Products 2.0%
Church & Dwight Co., Inc.(a)	778,814	51,549,698
Clorox Co. (The)	201,940	33,445,303
		84,995,001
Industrial Conglomerates 2.2%
Roper Technologies, Inc.	325,003	96,717,643
Internet & Direct Marketing Retail 0.6%
GrubHub, Inc.*(a)	340,627	26,667,688
IT Services 7.8%
Fidelity National Information Services, Inc.	790,999	85,388,342
FleetCor Technologies, Inc.*	320,686	62,020,672
Global Payments, Inc.	714,655	79,905,576
Shopify, Inc. (Canada) (Class A Stock)*(a)	143,369	21,886,712
Worldpay, Inc. (Class A Stock)*	1,012,878	86,915,061
		336,116,363
Life Sciences Tools & Services 2.9%
Illumina, Inc.*	119,273	40,254,638
IQVIA Holdings, Inc.*	380,799	47,626,531
PRA Health Sciences, Inc.*	303,211	35,396,852
		123,278,021
Machinery 1.2%
Fortive Corp.	671,488	51,080,092

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Mortgage Real Estate Investment Trusts (REITs) 1.2%
Starwood Property Trust, Inc.	2,295,277	$ 51,345,346
Multiline Retail 1.5%
Dollar General Corp.	570,556	63,326,010
Oil, Gas & Consumable Fuels 1.9%
Noble Energy, Inc.	2,048,318	48,627,069
Targa Resources Corp.	733,940	32,755,742
		81,382,811
Pharmaceuticals 1.6%
Catalent, Inc.*	817,053	32,396,152
Zoetis, Inc.	393,443	36,932,494
		69,328,646
Professional Services 3.7%
CoStar Group, Inc.*	144,988	53,557,117
IHS Markit Ltd.*	1,345,788	71,824,706
Verisk Analytics, Inc.*	262,763	32,403,933
		157,785,756
Real Estate Management & Development 2.6%
CBRE Group, Inc. (Class A Stock)*(a)	1,599,028	69,845,543
Howard Hughes Corp. (The)*	390,844	43,289,881
		113,135,424
Road & Rail 1.1%
J.B. Hunt Transport Services, Inc.	432,127	45,961,028
Semiconductors & Semiconductor Equipment 5.8%
Analog Devices, Inc.	800,009	73,536,827
Lam Research Corp.	147,336	23,125,859
Marvell Technology Group Ltd.	4,264,116	68,694,909
Microchip Technology, Inc.(a)	618,150	46,361,250
Universal Display Corp.(a)	410,416	37,692,605
		249,411,450
Software 9.8%
Coupa Software, Inc.*(a)	276,190	17,794,922
Guidewire Software, Inc.*	592,951	55,120,725

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
HubSpot, Inc.*	196,047	$ 27,256,414
Paycom Software, Inc.*	165,318	21,949,271
Proofpoint, Inc.*	368,586	35,756,528
Red Hat, Inc.*	438,487	78,296,239
ServiceNow, Inc.*	561,647	104,056,340
Splunk, Inc.*	722,443	80,718,556
		420,948,995
Specialty Retail 6.3%
Advance Auto Parts, Inc.	464,700	82,581,837
Burlington Stores, Inc.*	355,820	58,980,723
Ross Stores, Inc.	708,640	62,076,864
Ulta Beauty, Inc.*	227,358	67,704,939
		271,344,363
Textiles, Apparel & Luxury Goods 0.5%
PVH Corp.	204,692	22,620,513

Total Long-Term Investments (cost $2,945,380,926)		4,226,406,556

Short-Term Investments 5.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	81,635,948	81,635,948
PGIM Institutional Money Market Fund (cost $152,153,829; includes $151,779,925 of cash collateral for securities on loan)(b)(w)	152,163,946	152,148,730

Total Short-Term Investments (cost $233,789,777)		233,784,678

TOTAL INVESTMENTS 103.5% (cost $3,179,170,703)		4,460,191,234
Liabilities in excess of other assets (3.5)%		(152,739,133)

Net Assets 100.0%		$ 4,307,452,101

The following abbreviation is used in the quarterly schedule of portfolio holdings:

REITs — Real Estate Investment Trusts

*	Non-income producing security.

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $149,484,153; cash collateral of $151,779,925 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of November 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 73,364,536	$—	$—
Air Freight & Logistics	21,179,884	—	—
Auto Components	32,707,454	—	—
Banks	32,558,348	—	—
Biotechnology	99,632,989	—	—
Capital Markets	179,630,053	—	—
Chemicals	105,725,009	—	—
Commercial Services & Supplies	80,215,909	—	—
Communications Equipment	63,680,017	—	—
Construction & Engineering	49,588,227	—	—
Construction Materials	50,008,335	—	—
Consumer Finance	65,238,070	—	—
Diversified Consumer Services	43,544,283	—	—
Electrical Equipment	78,463,333	—	—
Electronic Equipment, Instruments & Components	138,407,164	—	—
Entertainment	43,545,570	—	—
Equity Real Estate Investment Trusts (REITs)	149,229,949	—	—
Food Products	58,300,242	—	—
Health Care Equipment & Supplies	192,750,528	—	—
Health Care Providers & Services	146,699,419	—	—
Hotels, Restaurants & Leisure	256,492,087	—	—
Household Products	84,995,001	—	—
Industrial Conglomerates	96,717,643	—	—
Internet & Direct Marketing Retail	26,667,688	—	—
IT Services	336,116,363	—	—
Life Sciences Tools & Services	123,278,021	—	—
Machinery	51,080,092	—	—
Mortgage Real Estate Investment Trusts (REITs)	51,345,346	—	—

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments
as of November 30, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Multiline Retail	$ 63,326,010	$—	$—
Oil, Gas & Consumable Fuels	81,382,811	—	—
Pharmaceuticals	69,328,646	—	—
Professional Services	157,785,756	—	—
Real Estate Management & Development	113,135,424	—	—
Road & Rail	45,961,028	—	—
Semiconductors & Semiconductor Equipment	249,411,450	—	—
Software	420,948,995	—	—
Specialty Retail	271,344,363	—	—
Textiles, Apparel & Luxury Goods	22,620,513	—	—

Affiliated Mutual Funds	233,784,678	—	—
Total	$4,460,191,234	$—	$—

Notes to Schedule of Investments (unaudited)
Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with Financial Accounting Standards Board Accounting Standard Codification Topic 820 - Fair Value Measurements and Disclosures.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund and its securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Mid-Cap Growth Fund, Inc.

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date	January 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	January 15, 2019

By (Signature and Title)*	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date	January 15, 2019

* Print the name and title of each signing officer under his or her signature.